Share capital	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share capital
18.	Share capital

The authorized share capital of Turquoise Hill consists of an unlimited number of Common Shares without par value and an unlimited number of Preferred Shares. As at both December 31, 2018 and 2017, there were 2,012,314,469 Common Shares and no Preferred Shares issued and outstanding.